     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 12, 2006.

                                                             FILE NOS. 033-85014

                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 28                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

             Amendment No. 30                                   [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           ("FIRST SUNAMERICA LIFE")
                              (Name of Depositor)

                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                            MALLARY L. REZNIK, ESQ.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on December 29, 2006 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.


Registrant does not intend for this Post-Effective Amendment No. 28 and Amendment No. 30 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT



                              PART A -- PROSPECTUS



Incorporated by reference to the Supplements and Prospectuses filed on Form N-4, Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004650.



Incorporated by reference to the Supplements filed on Form N-4, Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on June 23, 2006, Accession No. 0000950129-06-006605.



Incorporated by reference to the Supplement filed on Form N-4, Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on November 22, 2006, Accession No. 0000950137-06-012772.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                  Supplement to the POLARIS II Variable Annuity
         Prospectus Dated May 1, 2006 (as supplemented on June 23, 2006)

--------------------------------------------------------------------------------


THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO DECEMBER 29, 2006.


EFFECTIVE JANUARY 29, 2007, THE FOLLOWING IS ADDED TO THE PROSPECTUS:


o THE FOLLOWING PORTFOLIOS, WHICH ARE PART OF THE PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVCF") OR THE MTB GROUP OF FUNDS ("MTB"), ARE ADDED TO THE FIRST PAGE OF THE PROSPECTUS AND TO THE "INVESTMENT OPTIONS" SECTION UNDER THE "VARIABLE PORTFOLIOS" HEADING:

        STOCKS:
        Managed by MTB Investment Advisors, Inc.:
               Large-Cap Growth II Portfolio                                MTB
               Large-Cap Value II Portfolio                                 MTB

        Managed by Edge Asset Management, Inc.*:
               Equity Income Account I                                      PVCF

        BALANCED:
        Managed by MTB Investment Advisors, Inc.:
           Managed Allocation Fund - Aggressive Growth II Portfolio         MTB
           Managed Allocation Fund - Conservative Growth II Portfolio       MTB
           Managed Allocation Fund - Moderate Growth II Portfolio           MTB

        Managed by Edge Asset Management, Inc.*:
           Flexible Income Portfolio                                        PVCF
           Conservative Balanced Portfolio                                  PVCF
           Balanced Portfolio                                               PVCF
           Conservative Growth Portfolio                                    PVCF
           Strategic Growth Portfolio                                       PVCF

        * Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.

        IN THE "FEE TABLE", THE "UNDERLYING FUND EXPENSES" HEADING AND THE INFORMATION UNDER THAT HEADING ARE REPLACED WITH THE FOLLOWING:

                            UNDERLYING FUND EXPENSES

        THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

        TOTAL ANNUAL UNDERLYING FUND EXPENSE
        (expenses that are deducted from Trust assets, including management fees, 12b-1 fees, if applicable, and other expenses)

        ------------------------------ ----------------------------- -----------------------
        MINIMUM                        MAXIMUM                       MAXIMUM
        (BEFORE ANY WAIVERS OR         (BEFORE ANY WAIVERS OR        (AFTER ANY WAIVERS OR
        REIMBURSEMENTS)                REIMBURSEMENTS)*              REIMBURSEMENTS)*
        ------------------------------ ----------------------------- -----------------------
        0.52%                          36.31%                        2.18%
        ------------------------------ ----------------------------- -----------------------

        *MTB Investment Advisors, Inc. contractually waives a portion of its investment advisory fee and reimburses certain other expenses of the MTB Managed Allocation Fund - Conservative Growth II, which is the maximum charge represented. The contractual waiver for the MTB Managed Allocation Fund - Conservative Growth II extends through
         April 30, 2007.

o THE MAXIMUM EXPENSE EXAMPLE IN THE "MAXIMUM AND MINIMUM EXPENSE EXAMPLES" SECTION IS REPLACED WITH THE FOLLOWING:

   MAXIMUM EXPENSE EXAMPLES
   (assuming separate account annual expenses of 1.52% and investment in an Underlying Fund with maximum total expenses of 36.31%)

   (1) If you surrender your contract at the end of the applicable time period and you elect the optional MarketLock for Two (0.80%) feature:

                    1 YEAR             3 YEARS             5 YEARS            10 YEARS
              ------------------  -----------------  -----------------  -----------------
                    $3,916             $7,264              $8,625              $9,744
              ------------------  -----------------  -----------------  -----------------

   (2) If you annuitize your contract at the end of the applicable time period:

                    1 YEAR             3 YEARS             5 YEARS            10 YEARS
              ------------------  -----------------  -----------------  -----------------
                    $3,162             $6,713              $8,315              $9,792
              ------------------  -----------------  -----------------  -----------------

   (3) If you do not surrender your contract and you elect the optional MarketLock for Two (0.80%) feature:


                    1 YEAR             3 YEARS             5 YEARS            10 YEARS
              ------------------  -----------------  -----------------  -----------------
                    $3,216             $6,764              $8,325              $9,744
              ------------------  -----------------  -----------------  -----------------

   MAXIMUM EXPENSE EXAMPLES (REFLECTING WAIVERS AND REIMBURSEMENTS FOR THE UNDERLYING FUNDS FOR ALL YEARS SHOWN) (assuming separate account annual expenses of 1.52% and investment in an Underlying Fund with maximum total expenses of 2.18%)

   (1) If you surrender your contract at the end of the applicable time period and you elect the optional MarketLock for Two (0.80%) feature:

                    1 YEAR            3 YEARS             5 YEARS             10 YEARS
              ------------------  -----------------  -----------------  -----------------
                    $1,156            $1,873              $2,599               $4,651
              ------------------  -----------------  -----------------  -----------------

   (2) If you annuitize your contract at the end of the applicable time period:

                    1 YEAR            3 YEARS             5 YEARS             10 YEARS
              ------------------  -----------------  -----------------  -----------------
                     $372             $1,132              $1,911               $3,950
              ------------------  -----------------  -----------------  -----------------

   (3) If you do not surrender your contract and you elect the optional MarketLock for Two (0.80%) feature:


                    1 YEAR            3 YEARS             5 YEARS             10 YEARS
              ------------------  -----------------  -----------------  -----------------
                     $456             $1,373              $2,299               $4,651
              ------------------  -----------------  -----------------  -----------------


o THE FOLLOWING IS ADDED TO THE NOTES IN THE "MAXIMUM AND MINIMUM EXPENSE EXAMPLES" SECTION:

        5. You do not pay fees for optional features once you annuitize your contract; therefore, examples reflecting annuitization do not include fees for optional features.

o THE FOLLOWING IS ADDED TO THE "INVESTMENT OPTIONS" SECTION UNDER THE "VARIABLE PORTFOLIOS" HEADING:

        MTB GROUP OF FUNDS
        MTB Investment Advisors, Inc. is the investment adviser to the MTB Group of Funds ("MTB").

        PRINCIPAL VARIABLE CONTRACTS FUND INC. - CLASS 2
        Principal Management Corporation is the investment adviser and Edge Asset Management, Inc. is the subadviser to the Principal Variable Contracts Fund, Inc. ("PVCF").

o THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE "UNDERLYING FUND EXPENSES" HEADING OF THE "EXPENSES" SECTION:

        In addition, the 0.25% annualized service fee, applicable to Class 2 shares of American Funds Insurance series, Class 3 shares of Anchor Series Trust, Class 3 shares of SunAmerica Series Trust, the Class II shares of Van Kampen Life Investment Trust, Class 2 shares of Principal Variable Contracts Fund, Inc., and shares of MTB Group of Funds, is generally used to pay financial intermediaries for services provided over the life of your contract.


Dated: December 29, 2006


                Please keep this Supplement with your Prospectus

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on November 22, 2006, Accession No. 0000950137-06-012772.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          PART C -- OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



(a) Financial Statements


The following financial statements are incorporated by reference herein, as indicated below, to this Registration Statement:

Financial statements of First SunAmerica Life Insurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and financial statements of FS Variable Separate Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are incorporated by reference to Form N-4, Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No.
0000950129-06-004650.


The statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are incorporated by reference to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727, filed on July 27, 2006, Accession No. 0000950134-06-014060.


(b) Exhibits


(1)   Resolutions Establishing Separate Account........................   1
(2)   Custody Agreements...............................................   Not Applicable
(3)   (a)  Form of Distribution Contract...............................   1
      (b)  Form of Selling Agreement...................................   1
(4)   (a)  Form of Variable Annuity Contract...........................   2
      (b)  Form of Optional Payment Enhancement Endorsement............   3
      (c)  Form of Optional Guaranteed Minimum Account Value
           Endorsement.................................................   5
      (d)  Form of Optional Guaranteed Minimum Withdrawal Benefit
           Maximum Anniversary Value Endorsement.......................   8
      (e)  Form of Optional Guaranteed Minimum Withdrawal Benefit
           Endorsement (7 year)........................................   8
      (f)  Form of Optional Guaranteed Minimum Withdrawal Benefit
           Maximum Anniversary Value Endorsement (GMWB for Life).......   9
      (g)  Form of Optional Guaranteed Minimum Withdrawal Benefit For
           One Life/For Two Lives Endorsement (GMWB for Joint Lives)...   9
(5)   Application for Contract.........................................   3
(6)   Corporate Documents of Depositor
      (a)  Certificate of Incorporation................................   1
      (b)  Amended and Restated By-Laws dated December 19, 2001........   1
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Form of Fund Participation Agreement....   1
      (b)  SunAmerica Series Trust Form of Fund Participation
           Agreement...................................................   1
      (c)  American Funds Form of Fund Participation Agreement.........   4
      (d)  Lord Abbett Form of Fund Participation Agreement............   4
      (e)  Van Kampen Form of Fund Participation Agreement.............   4
      (f)  Principal Variable Contract Fund Inc. Form of Fund
           Participation Agreement.....................................   Filed Herewith
      (g)  MTB Group of Funds Form of Participation Agreement..........   Filed Herewith
(9)   (a)  Opinion of Counsel and Consent of Depositor.................   1
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   7
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable

(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica,
           the Depositor of Registrant.................................   9
      (b)  Power of Attorney
           (1) Power of Attorney -- First SunAmerica Life Insurance
           Company.....................................................   9
           (2) Power of Attorney -- American Home Assurance Company....   10
      (c)  Support Agreement of American International Group, Inc......   6
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   6


---------------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998,
     Accession No. 0000950148-98-000132.

2 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 8, File Nos. 033-85014 and 811-08810, filed on March 31, 1998,
     Accession No. 0000950148-98-000732.

3 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 18, File Nos. 033-85014 and 811-08810, filed on February 8, 2002,
     Accession No. 0000950148-02-000266.

4 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
     Accession No. 0000950148-02-002786.

5 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 23, File Nos. 033-85014 and 811-08810, filed on April 21, 2004,
     Accession No. 0000950148-04-000768.

6 Incorporated by reference to Post-Effective Amendment No. 23 and Amendment No. 25, File Nos. 033-85014 and 811-08810, filed on August 12, 2005,
     Accession No. 0000950129-05-008180.

7 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-102137 and 811-08810, filed on October 21, 2005,
     Accession No. 000950129-05-009958.

8 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 26, File Nos. 033-85014 and 811-08810, filed on October 24, 2005,
     Accession No. 0000950129-05-010017.

9 Incorporated by reference to Post-Effective No. 25 and Amendment No. 27, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004650.


10 Incorporated by reference to Post-Effective No. 26 and Amendment No. 28, File Nos. 033-85014 and 811-08810, filed on June 23, 2006, Accession No. 0000950129-06-006605.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                         POSITION
----                                                                         --------
Jay S. Wintrob.......................................  Director, Chief Executive Officer and President
Michael J. Akers(2)..................................  Director and Senior Vice President
Marc H. Gamsin.......................................  Director and Senior Vice President
N. Scott Gillis(1)...................................  Director, Senior Vice President and Chief Financial
                                                       Officer
Jana W. Greer(1).....................................  Director and Executive Vice President
Bruce R. Abrams(2)...................................  Director and Executive Vice President
Christine A. Nixon...................................  Director, Senior Vice President and Secretary
M. Bernard Aidinoff(3)...............................  Director
Patrick J. Foley(3)..................................  Director
Cecil C. Gamwell III(3)..............................  Director
Jack R. Harnes(3)....................................  Director
David L. Herzog(3)...................................  Director
John I. Howell(3)....................................  Director
Christopher J. Swift(3)..............................  Director
Gregory M. Outcalt...................................  Senior Vice President
Stewart R. Polakov(1)................................  Senior Vice President and Controller
Edwin R. Raquel(1)...................................  Senior Vice President and Chief Actuary
Mallary L. Reznik....................................  Senior Vice President and General Counsel
Timothy W. Still(1)..................................  Senior Vice President
Gavin D. Friedman....................................  Vice President and Deputy General Counsel
Roger Hahn(4)........................................  Vice President
Tracey Harris(2).....................................  Vice President
Rodney A. Haviland(1)................................  Vice President
Frank J. Julian(1)...................................  Vice President and Chief Compliance Officer
Michelle H. Powers(2)................................  Vice President
Stephen Stone(1).....................................  Vice President
Monica Suryapranata(1)...............................  Vice President and Variable Annuity Product
                                                       Controller
Edward T. Texeria(1).................................  Vice President
Virginia N. Puzon....................................  Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

(4) 2727 Allen Parkway, Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-06-003276, filed March 16, 2006.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of November 30, 2006 the number of Polaris/Polaris II contracts funded by FS Variable Separate Account was 8,308 of which 4,180 were qualified contracts and 4,128 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                                     POSITION
------------------                                                     --------
Peter A. Harbeck.................................  Director
James T. Nichols.................................  President & Chief Executive Officer
Debbie Potash-Turner.............................  Senior Vice President, Chief Financial Officer &
                                                   Controller
John T. Genoy....................................  Vice President
Mallary L. Reznik**..............................  Vice President
Kathleen S. Stevens..............................  Manager, Compliance
Christine A. Nixon**.............................  Secretary
Virginia N. Puzon**..............................  Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 28 and Amendment No. 30 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 12th day of December, 2006.

                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY
                                       (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                           TITLE                              DATE
                    ---------                                           -----                              ----

JAY S. WINTROB*                                         Chief Executive Officer, President &         December 12, 2006
------------------------------------------------                      Director
JAY S. WINTROB                                              (Principal Executive Officer)


BRUCE R. ABRAMS*                                                      Director                       December 12, 2006
------------------------------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                                                  Director                       December 12, 2006
------------------------------------------------
M. BERNARD AIDINOFF


                                                                      Director                       December 12, 2006
------------------------------------------------
MICHAEL J. AKERS


PATRICK J. FOLEY*                                                     Director                       December 12, 2006
------------------------------------------------
PATRICK J. FOLEY


MARC H. GAMSIN*                                                       Director                       December 12, 2006
------------------------------------------------
MARC H. GAMSIN


CECIL C. GAMWELL III*                                                 Director                       December 12, 2006
------------------------------------------------
CECIL C. GAMWELL III

                    SIGNATURE                                           TITLE                              DATE
                    ---------                                           -----                              ----


N. SCOTT GILLIS*                                       Senior Vice President, Chief Financial        December 12, 2006
------------------------------------------------       Officer & Director (Principal Financial
N. SCOTT GILLIS                                                       Officer)


JANA W. GREER*                                                        Director                       December 12, 2006
------------------------------------------------
JANA W. GREER


JACK R. HARNES*                                                       Director                       December 12, 2006
------------------------------------------------
JACK R. HARNES


DAVID L. HERZOG*                                                      Director                       December 12, 2006
------------------------------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                                       Director                       December 12, 2006
------------------------------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                                                   Director                       December 12, 2006
------------------------------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                                                 Director                       December 12, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                                     Senior Vice President and Controller         December 12, 2006
------------------------------------------------           (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                             Attorney-in-Fact                   December 12, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 11th day of December, 2006.

                                       By: AMERICAN HOME ASSURANCE COMPANY


                                       By:     /s/ ROBERT S. SCHIMEK



                                       -----------------------------------------
                                                  ROBERT S. SCHIMEK,


                                          SENIOR VICE PRESIDENT AND TREASURER



                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*M. BERNARD AIDINOFF                                                   Director                      December 11, 2006
------------------------------------------------
M. BERNARD AIDINOFF


*JOHN QUINLAN DOYLE                                             Director and President               December 11, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


*NEIL ANTHONY FAULKNER                                                 Director                      December 11, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


*DAVID NEIL FIELDS                                                     Director                      December 11, 2006
------------------------------------------------
DAVID NEIL FIELDS


*KENNETH VINCENT HARKINS                                               Director                      December 11, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                       Director                      December 11, 2006
------------------------------------------------
CHARLES DANGELO


*DAVID LAWRENCE HERZOG                                                 Director                      December 11, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


*ROBERT EDWARD LEWIS                                                   Director                      December 11, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


*KRISTIAN PHILIP MOOR                                           Director and Chairman                December 11, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


*WIN JAY NEUGER                                                        Director                      December 11, 2006
------------------------------------------------
WIN JAY NEUGER


*ROBERT S. SCHIMEK                                       Director, Senior Vice President and         December 11, 2006
------------------------------------------------                      Treasurer
ROBERT S. SCHIMEK


*NICHOLAS SHAW TYLER                                                   Director                      December 11, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                                                Director                      December 11, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH






By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                  December 11, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                           DESCRIPTION
-----------                           -----------
8(f)          Principal Variable Contract Fund Inc. Form of Fund
              Participation Agreement
8(g)          MTB Group of Funds Form of Participation Agreement
(10)          Consent of Independent Registered Public Accounting Firm